UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-06342

 NAME OF REGISTRANT:                     abrdn Global Income Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1900 Market Street
                                         Suite 200
                                         Philadelphia, PA 19103

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Andrea Melia
                                         abrdn Inc.
                                         1900 Market Street, Suite
                                         200
                                         Philadelphia, PA 19103

 REGISTRANT'S TELEPHONE NUMBER:          800-522-5465

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

abrdn Global Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK AG                                                                            Agenda Number:  714949306
--------------------------------------------------------------------------------------------------------------------------
        Security:  D18190PG3
    Meeting Type:  BOND
    Meeting Date:  07-Dec-2021
          Ticker:
            ISIN:  XS1071551391
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   VOTING MUST BE LODGED WITH SHAREHOLDER                    Non-Voting
       DETAILS AS PROVIDED BY YOUR CUSTODIAN. IF
       NO SHAREHOLDER DETAILS ARE PROVIDED, YOUR
       INSTRUCTION MAY BE REJECTED.

1      PROPOSE TO AMEND THE TERMS AND CONDITIONS                 Mgmt          For                            For
       OF THE NOTES (THE "TERMS AND CONDITIONS")
       BY WAY OF MAJORITY VOTE OF THE HOLDERS IN
       ORDER TO REPLACE REFERENCES TO LIBOR IN THE
       INTEREST PROVISIONS OF THE NOTES (THE
       "AMENDMENT")



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         abrdn Global Income Fund, Inc.
By (Signature)       /s/ Christian Pittard
Name                 Christian Pittard
Title                President
Date                 08/26/2022